Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.2%
The Boeing Company (n)	200	$47,912
Lockheed Martin Corp.	100	37,835
TransDigm Group, Inc. (n)	100	64,729
		150,476
Air Freight & Logistics - 1.0%
FedEx Corp.	1,400	417,662
United Parcel Service, Inc., Class B	1,600	332,752
XPO Logistics, Inc. (n)	350	48,962
		799,376
Airlines - 0.2%
Alaska Air Group, Inc. (n)	700	42,217
Delta Air Lines, Inc. (n)	900	38,934
Southwest Airlines Company (n)	800	42,472
		123,623
Automobiles - 1.1%
Tesla, Inc. (n)	1,300	883,610

Banks - 0.1%
Bank of America Corp.	1,200	49,476
JPMorgan Chase & Company	300	46,662
		96,138
Beverages - 0.0%
PepsiCo, Inc.	250	37,043

Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (n)	250	45,927
Alnylam Pharmaceuticals, Inc. (n)	550	93,236
Amgen, Inc.	1,750	426,563
BioCryst Pharmaceuticals, Inc. (n)	1,800	28,458
Biogen, Inc. (n)	450	155,822
BioNTech SE - ADR (n)	1,000	223,880
CRISPR Therapeutics AG (n)	1,100	178,079
Exact Sciences Corp. (n)	400	49,724
Inovio Pharmaceuticals, Inc. (n)	1,200	11,124
Invitae Corp. (n)	2,600	87,698
Ligand Pharmaceuticals, Inc. (n)	300	39,357
Moderna, Inc. (n)	700	164,486
Neurocrine Biosciences, Inc. (n)	400	38,928
Novavax, Inc. (n)	600	127,386
PTC Therapeutics, Inc. (n)	200	8,454
Regeneron Pharmaceuticals, Inc. (n)	550	307,197
Sarepta Therapeutics, Inc. (n)	100	7,774
Sorrento Therapeutics, Inc. (n)	7,500	72,675
United Therapeutics Corp. (n)	200	35,882
Vaxart, Inc. (n)	1,500	11,235
Vertex Pharmaceuticals, Inc. (n)	300	60,489
Vir Biotechnology, Inc. (n)	700	33,096
		2,207,470
Building Products - 0.2%
Johnson Controls International PLC	1,200	82,356
Trane Technologies PLC	300	55,242
		137,598
Capital Markets - 2.2%
The Blackstone Group, Inc.	3,300	320,562
The Charles Schwab Corp.	5,400	393,174
Coinbase Global, Inc., Class A (n)	250	63,325
Futu Holdings Ltd. - ADR (n)	300	53,727
The Goldman Sachs Group, Inc.	500	189,765
Intercontinental Exchange, Inc.	400	47,480
Invesco Ltd.	2,400	64,152
MarketAxess Holdings, Inc.	100	46,359
Morgan Stanley	1,400	128,366
Morningstar, Inc.	300	77,133
Nasdaq, Inc.	300	52,740
T. Rowe Price Group, Inc.	1,150	227,665
Virtus Investment Partners, Inc.	150	41,666
		1,706,114
Commercial Services & Supplies - 0.8%
Copart, Inc. (n)	1,700	224,111
Waste Connections, Inc.	1,200	143,316
Waste Management, Inc.	1,800	252,198
		619,625
Communications Equipment - 0.4%
Cisco Systems, Inc.	2,900	153,700
Infinera Corp. (n)	1,500	15,300
Motorola Solutions, Inc.	700	151,795
		320,795
Consumer Finance - 0.1%
SoFi Technologies, Inc. (n)	2,400	46,008
Upstart Holdings, Inc. (n)	200	24,980
		70,988
Diversified Consumer Services - 0.1%
2U, Inc. (n)	1,200	50,004
New Oriental Education & Technology Group, Inc. - ADR (n)	5,400	44,226
		94,230
Electrical Equipment - 0.2%
AMETEK, Inc.	300	40,050
Sunrun, Inc. (n)	2,100	117,138
		157,188
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	600	41,046
Coherent, Inc. (n)	200	52,868
Keysight Technologies, Inc. (n)	300	46,323
Littelfuse, Inc.	100	25,479
TE Connectivity Ltd.	800	108,168
		273,884
Energy Equipment & Services - 0.2%
Schlumberger N.V.	3,800	121,638

Entertainment - 3.7%
Bilibili, Inc. - ADR (n)	200	24,368
iQIYI, Inc. - ADR (n)	3,900	60,762
NetEase, Inc. - ADR	200	23,050
Netflix, Inc. (n)	3,400	1,795,914
ROBLOX Corp., Class A (n)	300	26,994
Roku, Inc. (n)	1,000	459,250
Sea Ltd. - ADR (n)	200	54,920
Spotify Technology SA (n)	750	206,693
Take-Two Interactive Software, Inc. (n)	200	35,404
The Walt Disney Company (n)	1,400	246,078
		2,933,433
Equity Real Estate Investment Trusts - 0.5%
Crown Castle International Corp.	200	39,020
Extra Space Storage, Inc.	500	81,910
Kimco Realty Corp.	2,100	43,785
Life Storage, Inc.	900	96,615
Public Storage	450	135,310
		396,640
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	3,750	1,483,763
Walmart, Inc.	9,900	1,396,098
		2,879,861
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	500	57,965
ABIOMED, Inc. (n)	50	15,605
Align Technology, Inc. (n)	100	61,100
Baxter International, Inc.	600	48,300
Boston Scientific Corp. (n)	1,200	51,312
Danaher Corp.	150	40,254
Dexcom, Inc. (n)	450	192,150
Edwards Lifesciences Corp. (n)	1,100	113,927
Intuitive Surgical, Inc. (n)	650	597,766
Masimo Corp. (n)	200	48,490
Novocure Ltd. (n)	1,300	288,366
ResMed, Inc.	150	36,978
STERIS PLC	200	41,260
Stryker Corp.	700	181,811
Tandem Diabetes Care, Inc. (n)	500	48,700
		1,823,984
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (n)	2,400	18,960
DaVita, Inc. (n)	600	72,258
Fulgent Genetics, Inc. (n)	400	36,892
HCA Healthcare, Inc.	200	41,348
Quest Diagnostics, Inc.	1,400	184,758
		354,216
Health Care Technology - 0.3%
Cerner Corp.	600	46,896
Omnicell, Inc. (n)	250	37,863
Teladoc Health, Inc. (n)	236	39,244
Veeva Systems, Inc., Class A (n)	300	93,285
		217,288
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc., Class A (n)	1,000	153,140
Booking Holdings, Inc. (n)	250	547,022
Chipotle Mexican Grill, Inc. (n)	500	775,170
Darden Restaurants, Inc.	700	102,193
Domino's Pizza, Inc.	100	46,649
DraftKings, Inc., Class A (n)	800	41,736
Expedia Group, Inc. (n)	4,600	753,066
Hilton Worldwide Holdings, Inc. (n)	500	60,310
Hyatt Hotels Corp., Class A (n)	700	54,348
International Game Technology PLC (n)	1,400	33,544
Las Vegas Sands Corp. (n)	800	42,152
Marriott International, Inc., Class A (n)	300	40,956
Marriott Vacations Worldwide Corp. (n)	200	31,860
McDonald's Corp.	200	46,198
MGM Resorts International	4,600	196,190
Starbucks Corp.	2,600	290,706
Travel + Leisure Company	800	47,560
Wynn Resorts Ltd. (n)	700	85,610
		3,348,410
Household Durables - 0.3%
iRobot Corp. (n)	1,400	130,746
Lennar Corp., Class A	500	49,675
Sony Group Corp. - ADR	400	38,888
		219,309
Interactive Media & Services - 15.6%
Alphabet, Inc., Class A (n)	1,500	3,662,685
Alphabet, Inc., Class C (n)	1,750	4,386,060
Baidu, Inc. - ADR (n)	1,500	305,850
Bumble, Inc., Class A (n)	900	51,840
Facebook, Inc., Class A (n)	6,700	2,329,657
fuboTV, Inc. (n)	1,200	38,532
Match Group, Inc. (n)	1,840	296,700
Snap, Inc., Class A (n)	1,400	95,396
TripAdvisor, Inc. (n)	5,100	205,530
Twitter, Inc. (n)	3,300	227,073
Zillow Group, Inc., Class C (n)	5,100	623,322
ZoomInfo Technologies, Inc., Class A (n)	700	36,519
		12,259,164
Internet & Direct Marketing Retail - 14.9%
Alibaba Group Holding Ltd. - ADR (n)	6,000	1,360,680
Amazon.com, Inc. (n)	2,800	9,632,448
Chewy, Inc., Class A (n)	600	47,826
DoorDash, Inc., Class A (n)	250	44,582
eBay, Inc.	2,700	189,567
Etsy, Inc. (n)	200	41,168
Fiverr International Ltd. (n)	200	48,498
Overstock.com, Inc. (n)	400	36,880
Stitch Fix, Inc., Class A (n)	1,600	96,480
Wayfair, Inc., Class A (n)	550	173,641
		11,671,770
IT Services - 6.6%
Accenture PLC, Class A	150	44,219
Affirm Holdings, Inc. (n)	500	33,675
Akamai Technologies, Inc. (n)	3,700	431,420
Automatic Data Processing, Inc.	500	99,310
Cognizant Technology Solutions Corp., Class A	400	27,704
DXC Technology Company (n)	900	35,046
Euronet Worldwide, Inc. (n)	200	27,070
Fastly, Inc., Class A (n)	200	11,920
Fidelity National Information Services, Inc.	550	77,918
Fiserv, Inc. (n)	2,600	277,914
Gartner, Inc. (n)	500	121,100
Jack Henry & Associates, Inc.	250	40,877
Marathon Digital Holdings, Inc. (n)	200	6,274
Mastercard, Inc., Class A	1,450	529,380
Okta, Inc. (n)	400	97,872
Paychex, Inc.	4,500	482,850
PayPal Holdings, Inc. (n)	2,800	816,144
Sabre Corp. (n)	1,800	22,464
Snowflake, Inc., Class A (n)	150	36,270
Square, Inc., Class A (n)	1,500	365,700
Twilio, Inc., Class A (n)	400	157,664
VeriSign, Inc. (n)	450	102,461
Visa, Inc., Class A	5,100	1,192,482
Wix.com Ltd. (n)	550	159,654
		5,197,388
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	300	44,343
Repligen Corp. (n)	300	59,886
Thermo Fisher Scientific, Inc.	200	100,894
Waters Corp. (n)	250	86,402
		291,525
Machinery - 0.1%
The Middleby Corp. (n)	250	43,315

Media - 0.0%
Criteo SA - ADR (n)	200	9,046

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,500	55,665

Multiline Retail - 1.2%
Dollar General Corp.	700	151,473
Dollar Tree, Inc. (n)	400	39,800
Nordstrom, Inc. (n)	1,200	43,884
Target Corp.	3,100	749,394
		984,551
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy, Inc. (n)	400	34,696
ConocoPhillips	600	36,540
Denbury, Inc. (n)	600	46,068
Exxon Mobil Corp.	800	50,464
Texas Pacific Land Corp.	50	79,987
		247,755
Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	150	47,712
Unilever PLC - ADR	600	35,100
		82,812
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	1,600	95,840
Organon & Company (n)	10	303
Pfizer, Inc.	1,000	39,160
Viatris, Inc.	645	9,217
Zoetis, Inc.	550	102,498
		247,018
Professional Services - 0.6%
ASGN, Inc. (n)	100	9,693
Equifax, Inc.	100	23,951
Verisk Analytics, Inc.	2,500	436,800
		470,444
Real Estate Management & Development - 0.3%
Redfin Corp. (n)	3,700	234,617

Road & Rail - 0.1%
Old Dominion Freight Line, Inc.	200	50,760
Union Pacific Corp.	300	65,979
		116,739
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (n)	400	37,572
Ambarella, Inc. (n)	200	21,326
Analog Devices, Inc.	900	154,944
Broadcom, Inc.	100	47,684
Entegris, Inc.	750	92,227
Lam Research Corp.	250	162,675
Marvell Technology, Inc.	1,900	110,827
Micron Technology, Inc. (n)	500	42,490
NVIDIA Corp.	5,050	4,040,505
NXP Semiconductors N.V.	2,800	576,016
Qorvo, Inc. (n)	200	39,130
QUALCOMM, Inc.	2,400	343,032
Skyworks Solutions, Inc.	1,050	201,338
SolarEdge Technologies, Inc. (n)	200	55,274
Synaptics, Inc. (n)	200	31,116
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	500	60,080
Texas Instruments, Inc.	800	153,840
		6,170,076
Software - 13.3%
Adobe, Inc. (n)	700	409,948
Autodesk, Inc. (n)	1,200	350,280
C3.ai, Inc., Class A (n)	400	25,012
Cadence Design Systems, Inc. (n)	1,900	259,958
Check Point Software Technologies Ltd. (n)	400	46,452
Citrix Systems, Inc.	1,200	140,724
Cloudflare, Inc., Class A (n)	1,400	148,176
Coupa Software, Inc. (n)	300	78,633
Crowdstrike Holdings, Inc., Class A (n)	1,800	452,358
CyberArk Software Ltd. (n)	1,400	182,378
Datadog, Inc., Class A (n)	1,800	187,344
DocuSign, Inc. (n)	500	139,785
Dropbox, Inc., Class A (n)	5,600	169,736
Five9, Inc. (n)	400	73,356
Fortinet, Inc. (n)	450	107,185
Guidewire Software, Inc. (n)	500	56,360
Intuit, Inc.	350	171,559
j2 Global, Inc. (n)	300	41,265
Microsoft Corp.	6,800	1,842,120
Nutanix, Inc. - Class A (n)	2,000	76,440
Oracle Corp.	4,500	350,280
Palantir Technologies, Inc., Class A (n)	1,400	36,904
Palo Alto Networks, Inc. (n)	400	148,420
Paycom Software, Inc. (n)	200	72,694
Paylocity Holding Corp. (n)	500	95,400
Pegasystems, Inc.	450	62,635
PTC, Inc. (n)	800	113,008
RingCentral, Inc., Class A (n)	350	101,703
Salesforce.com, Inc. (n)	10,550	2,577,048
SAP SE - ADR	700	98,322
ServiceNow, Inc. (n)	50	27,478
Splunk, Inc. (n)	300	43,374
Synopsys, Inc. (n)	550	151,685
The Trade Desk, Inc., Class A (n)	1,000	77,360
Unity Software, Inc. (n)	300	32,949
Varonis Systems, Inc. (n)	1,800	103,716
VMware, Inc., Class A (n)	4,650	743,861
Workday, Inc., Class A (n)	800	190,992
Zendesk, Inc. (n)	300	43,302
Zoom Video Communications, Inc., Class A (n)	700	270,921
Zscaler, Inc. (n)	500	108,030
		10,409,151
Specialty Retail - 7.0%
Academy Sports & Outdoors, Inc. (n)	2,800	115,472
AutoZone, Inc. (n)	200	298,444
Best Buy Company, Inc.	7,700	885,346
Carvana Company (n)	200	60,364
Dick's Sporting Goods, Inc.	1,200	120,228
The Home Depot, Inc.	3,400	1,084,226
L Brands, Inc.	600	43,236
Lowe's Companies, Inc.	6,850	1,328,694
O'Reilly Automotive, Inc. (n)	100	56,621
Rent-A-Center, Inc.	500	26,535
RH (n)	1,400	950,600
Ross Stores, Inc.	1,000	124,000
The TJX Companies, Inc.	2,500	168,550
Tractor Supply Company	850	158,151
Ulta Beauty, Inc. (n)	150	51,866
		5,472,333
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	21,400	2,930,944
Dell Technologies, Inc., Class C (n)	3,200	318,944
HP, Inc.	1,800	54,342
NetApp, Inc.	500	40,910
		3,345,140
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (n)	1,400	510,958
NIKE, Inc., Class B	900	139,041
Ralph Lauren Corp.	400	47,124
		697,123
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc., Class A	800	15,480

Trading Companies & Distributors - 0.1%
Fastenal Company	1,400	72,800

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (n)	700	101,381
TOTAL COMMON STOCKS
(cost $54,134,846)		78,168,230

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (n) (f)	3,000	0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUND - 0.5%
First American Government Obligations Fund, Class X, 0.03% (y)	412,564	412,564
TOTAL MONEY MARKET FUND
(cost $412,564)		412,564

TOTAL INVESTMENTS - 100.1%
(cost $54,547,410)		78,580,794
Other assets and liabilities, net - (0.1)%		(90,989)
TOTAL NET ASSETS - 100.0%		$78,489,805

Percentages for the various classifications are based on net assets.
(f) - Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(y) - Rate shown in the 7-day effective yield as of June 30, 2021.
ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2021, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$78,168,230
Money Market Fund	412,564
Total Level 1	78,580,794
Level 2 - None	-
Level 3 - Rights	0
Total	$78,580,794
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.